UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10255

        Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	National – 0.8% (0.5% of Total Investments)
$ 3,150	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A,	5/17 at 100.00	AAA	$3,455,865
	Residuals 07-1028, 7.151%, 5/15/32 – MBIA Insured (IF)

	Alabama – 4.4% (2.9% of Total Investments)
18,500	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2 (4)	19,890,090
	(Pre-refunded 6/01/11)

	Alaska – 0.7% (0.5% of Total Investments)
2,955	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/11 at 100.00	AAA	3,128,695
	Series 2001, 5.500%, 6/01/29 (Pre-refunded 6/01/11)

	Arizona – 0.7% (0.5% of Total Investments)
3,120	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	Aaa	3,210,979
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)

	Arkansas – 0.3% (0.2% of Total Investments)
1,525	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, GNMA	1/12 at 100.00	AAA	1,548,531
	Mortgage-Backed Securities Program, Series 2002C, 5.400%, 1/01/34 (Alternative Minimum Tax)

	California – 6.9% (4.5% of Total Investments)
6,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	6,250,260
	5.250%, 12/01/32
11,200	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A+	11,748,352
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	934,270
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,735,900
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	6,636,480
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
150	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	9/07 at 100.00	Baa3	149,705
	Electric Company, Series 1966A, 4.000%, 3/01/16

29,350	Total California			31,454,967

	Colorado – 7.2% (4.7% of Total Investments)
2,730	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	3,060,030
	Peak-to-Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
1,790	7.141%, 11/15/23 – FGIC Insured (IF)	11/16 at 100.00	AAA	2,032,420
3,300	5.000%, 11/15/24 – FGIC Insured (UB)	11/16 at 100.00	AAA	3,453,252
1,445	7.141%, 11/15/25 – FGIC Insured (IF)	11/16 at 100.00	AAA	1,640,696
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	2,788,300
	(Pre-refunded 9/01/10) – MBIA Insured
1,280	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,	5/11 at 101.00	N/R	1,365,914
	7.125%, 5/01/31 (Alternative Minimum Tax)
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	792,380
	12/15/22 – FSA Insured
5,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	5,228,100
	5.250%, 6/15/41 – FSA Insured
	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B:
22,000	0.000%, 6/15/28 – FSA Insured	6/11 at 35.65	AAA	6,581,740
17,650	0.000%, 6/15/29 – AMBAC Insured	6/11 at 33.45	AAA	4,955,061
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,095,260
	8.000%, 12/01/25

66,950	Total Colorado			32,993,153

	District of Columbia – 1.3% (0.9% of Total Investments)
1,075	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,134,050
	Series 2001, 6.250%, 5/15/24
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	4,849,850
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured

6,075	Total District of Columbia			5,983,900

	Florida – 5.0% (3.3% of Total Investments)
15,000	Jacksonville, Florida, Transportation Revenue Bonds, Series 2001, 5.250%, 10/01/29 –	10/11 at 100.00	AAA	15,583,800
	MBIA Insured
4,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	4,224,840
	Children’s Hospital, Series 2001A, 5.125%, 8/15/26 (Pre-refunded 8/15/11) – AMBAC Insured
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	3,106,890
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)

22,000	Total Florida			22,915,530

	Hawaii – 2.2% (1.5% of Total Investments)
	Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds, Series 2001:
3,000	5.250%, 7/01/26 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	3,157,380
6,725	5.250%, 7/01/31 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	7,077,794

9,725	Total Hawaii			10,235,174

	Illinois – 11.1% (7.2% of Total Investments)
3,620	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	12/11 at 100.00	A+	3,706,228
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
1,085	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	4/11 at 105.00	AAA	1,105,279
	2001A, 6.250%, 10/01/32 (Alternative Minimum Tax)
3,985	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 – MBIA Insured	1/11 at 101.00	AAA	4,134,039
11,285	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 (Pre-refunded	1/11 at 101.00	AAA	11,905,449
	1/01/11) – MBIA Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	BBB (4)	3,537,305
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
910	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	AAA	955,327
	2001, 5.500%, 9/01/32 – AMBAC Insured
4,090	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	Aaa	4,350,247
	2001, 5.500%, 9/01/32 (Pre-refunded 9/01/11) – AMBAC Insured
3,100	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B,	5/11 at 101.00	A– (4)	3,361,237
	6.000%, 5/15/31 (Pre-refunded 5/15/11)
5,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series	2/11 at 101.00	AAA	5,275,700
	2001B, 5.250%, 2/15/34 (Pre-refunded 2/15/11) – FSA Insured
2,500	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	2,507,700
	5.050%, 8/01/27 (Alternative Minimum Tax)
2,275	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	6/11 at 100.00	AAA	2,408,315
4,980	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	12/07 at 101.00	AAA	5,025,617
	Expansion Project, Series 1996A, 5.250%, 6/15/27 – AMBAC Insured
1,000	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	AA	941,440
	3/01/30 – RAAI Insured
3,360	Northfield Township High School District Number 225, Cook County, Illinois, Glenbrook, General	12/16 at 69.01	AAA	1,442,314
	Obligation School Bonds, Series 2007B, 0.000%, 12/01/24

50,370	Total Illinois			50,656,197

	Indiana – 4.7% (3.1% of Total Investments)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	A–	2,006,800
	Series 2001, 5.500%, 9/15/31
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,824,775
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%,	6/13 at 100.00	AAA	4,136,840
	6/01/23 – FSA Insured
6,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/24	6/13 at 100.00	AAA	6,352,920
	(Pre-refunded 6/01/13) – FSA Insured
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/09 at 102.00	BBB	6,276,839
	1999, 5.800%, 2/15/24

20,600	Total Indiana			21,598,174

	Iowa – 0.2% (0.2% of Total Investments)
1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	A (4)	1,073,430
	College, Series 2002, 5.500%, 10/01/28 (Pre-refunded 10/01/12) – ACA Insured

	Kansas – 3.9% (2.5% of Total Investments)
17,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	17,679,150
	Health System Inc., Series 2001-III, 5.625%, 11/15/31

	Louisiana – 5.1% (3.4% of Total Investments)
3,960	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.500%, 5/01/41 –	5/16 at 100.00	AAA	3,784,453
	FGIC Insured (UB)
18,825	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	19,504,959
	Series 2001B, 5.875%, 5/15/39

22,785	Total Louisiana			23,289,412

	Massachusetts – 3.4% (2.3% of Total Investments)
15,585	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/08 at 101.00	AAA	15,752,071
	1997A, 5.000%, 1/01/37 – MBIA Insured

	Michigan – 14.2% (9.3% of Total Investments)
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
20,000	5.500%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 101.00	AAA	21,402,200
15,390	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA	16,157,345
14,610	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA	15,376,441
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of	10/09 at 102.00	Ba1	4,202,200
	Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31
2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	1,988,300
	Obligated Group, Series 1998A, 5.125%, 8/15/18
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
2,000	6.250%, 8/15/13	8/07 at 100.00	BB–	2,000,940
4,000	6.500%, 8/15/18	8/07 at 100.00	BB–	4,002,320

62,000	Total Michigan			65,129,746

	Minnesota – 3.2% (2.1% of Total Investments)
14,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	14,646,520
	Series 2001A, 5.250%, 1/01/32 (Pre-refunded 1/01/11) – FGIC Insured

	Missouri – 4.9% (3.2% of Total Investments)
21,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	22,230,390
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured

	Montana – 0.6% (0.4% of Total Investments)
2,600	Montana Board of Housing, Single Family Program Bonds, Series 2001A-2, 5.700%, 6/01/32	12/10 at 100.00	AA+	2,628,340
	(Alternative Minimum Tax)

	Nevada – 7.4% (4.9% of Total Investments)
12,275	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	12,580,034
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
3,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	3,555,720
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40
2,330	Henderson, Nevada, Healthcare Facility Revenue Bonds, Catholic Healthcare West, Series 1998A,	7/08 at 101.00	A (4)	2,383,543
	5.250%, 7/01/18 (Pre-refunded 7/01/08)
8,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	A	8,185,920
	Series 2007B, 5.250%, 7/01/31 (UB)
7,000	Reno, Nevada, Healthcare Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	7,110,600
	5.250%, 7/01/31 (UB)

33,105	Total Nevada			33,815,817

	New Hampshire – 2.1% (1.4% of Total Investments)
8,000	New Hampshire Business Finance Authority, Pollution Control Remarketed Revenue Refunding	10/08 at 102.00	Baa1	8,248,240
	Bonds, Connecticut Light and Power Company, Series 1992A, 5.850%, 12/01/22
1,285	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/11 at 100.00	Aa2	1,301,307
	2001A, 5.700%, 1/01/31 (Alternative Minimum Tax)

9,285	Total New Hampshire			9,549,547

	New Jersey – 2.4% (1.6% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	4,221,077
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
415	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	444,253
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,200	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,476,254
425	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	487,314
3,085	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,457,575

10,120	Total New Jersey			11,086,473

	New Mexico – 5.3% (3.5% of Total Investments)
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
12,000	5.500%, 8/01/25 (Pre-refunded 8/01/11)	8/11 at 101.00	AA- (4)	12,813,120
10,800	5.500%, 8/01/30 (Pre-refunded 8/01/11)	8/11 at 101.00	AA- (4)	11,531,808

22,800	Total New Mexico			24,344,928

	New York – 9.7% (6.4% of Total Investments)
1,300	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1	1,385,891
	Group, Series 2000A, 6.625%, 7/01/19
3,600	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1 (4)	3,916,116
	Group, Series 2000A, 6.625%, 7/01/19 (Pre-refunded 7/01/10)
1,980	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	1,888,643
	2/15/47 – MBIA Insured
6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	AAA	6,345,300
	5.375%, 5/01/33 (Pre-refunded 5/01/11)
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	12,524,800
	4.500%, 11/15/32 – FSA Insured (UB)
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	5,751,050
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	12,430,440
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33

42,680	Total New York			44,242,240

	North Carolina – 1.7% (1.1% of Total Investments)
2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	AAA	3,022,128
	University, Series 2003A, 5.000%, 4/01/33 – XLCA Insured
4,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/09 at 102.00	BBB	4,675,500
	1999B, 5.600%, 1/01/15

7,450	Total North Carolina			7,697,628

	North Dakota – 0.5% (0.3% of Total Investments)
2,045	North Dakota Housing Finance Agency, Home Mortgage Finance Program Refunding Bonds, Series	7/10 at 100.00	Aa1	2,106,146
	2001A, 5.550%, 1/01/32 (Alternative Minimum Tax)

	Ohio – 0.4% (0.3% of Total Investments)
1,845	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	AAA	1,953,523
	5.000%, 12/01/28 (Pre-refunded 6/01/13) – FGIC Insured

	Oklahoma – 0.8% (0.5% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
2,655	5.125%, 8/15/10 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	2,747,421
1,000	5.200%, 8/15/11 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,036,260

3,655	Total Oklahoma			3,783,681

	Oregon – 3.8% (2.5% of Total Investments)
8,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	AA–	8,289,760
	System, Series 2001, 5.250%, 5/01/21
9,000	Oregon Department of Administrative Services, Certificates of Participation, Series 2001D,	5/11 at 101.00	AAA	9,211,140
	5.000%, 5/01/26 – AMBAC Insured

17,000	Total Oregon			17,500,900

	Pennsylvania – 3.5% (2.3% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	5,909,200
	Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)
1,605	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,668,381
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
8,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	AA–	8,546,480
	Series 2001A, 6.000%, 1/15/31

14,605	Total Pennsylvania			16,124,061

	Texas – 26.1% (17.0% of Total Investments)
7,500	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2001, 5.000%,	11/10 at 100.00	AAA	7,670,475
	11/15/30 – FSA Insured
	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel
	Revenue Bonds, Series 2001:
15,000	5.250%, 1/15/26 – FSA Insured	1/09 at 100.00	AAA	15,228,300
1,750	5.200%, 1/15/31 – FSA Insured	1/09 at 100.00	AAA	1,774,920
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	6,510,360
	7.125%, 9/01/34
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Baa3	11,221,500
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
3,000	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus	7/09 at 101.00	AAA	3,117,480
	Health, Series 1999A, 5.375%, 7/01/24 (Pre-refunded 7/01/09) – MBIA Insured
30,980	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	32,131,832
	2001B, 5.250%, 11/15/40 – MBIA Insured
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 54.04	AAA	6,781,600
	2001A, 0.000%, 11/15/40 – MBIA Insured
	Hays Consolidated Independent School District, Hays County, Texas, General Obligation School
	Building Bonds, Series 2001:
10,715	0.000%, 8/15/25 (Pre-refunded 8/15/11)	8/11 at 43.18	AAA	3,943,977
12,940	0.000%, 8/15/26 (Pre-refunded 8/15/11)	8/11 at 40.60	AAA	4,479,181
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	AAA	1,672,850
5,540	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	AAA	1,763,493
5,000	Metro Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Wilson N.	1/11 at 100.00	B1	5,142,500
	Jones Memorial Hospital, Series 2001, 7.250%, 1/01/31
4,390	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	Aa3	4,464,235
	Series 2007, Residuals 1760-3, 7.431%, 2/15/36 (IF)
10,500	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001,	8/11 at 100.00	Aa1	10,882,515
	5.250%, 8/01/35
2,000	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/11 at 101.00	Baa3	2,134,780
	Shannon Health System Project, Series 2001, 6.750%, 5/15/21

170,315	Total Texas			118,919,998

	Virginia – 0.2% (0.2% of Total Investments)
5,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 23.55	AAA	1,132,200
	Road, Series 1998B, 0.000%, 8/15/33 (Pre-refunded 8/15/08)

	Washington – 5.1% (3.4% of Total Investments)
	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds,
	Series 2001:
4,820	5.500%, 3/01/19 – FSA Insured	3/11 at 100.00	AAA	5,049,962
7,250	5.125%, 3/01/26 – FSA Insured	3/11 at 100.00	AAA	7,463,368
7,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AAA	7,771,575
	System, Series 2001A, 5.250%, 10/01/21 – MBIA Insured
945	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	1,011,689
	Series 2002, 6.500%, 6/01/26
2,100	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AAA	2,149,728
	1999, 5.125%, 7/01/13 – MBIA Insured

22,615	Total Washington			23,446,322

	West Virginia – 1.1% (0.7% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,076,650
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 0.7% (0.5% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/12 at 100.00	N/R (4)	1,133,730
	Healthcare, Series 2002A, 7.375%, 5/01/26 (Pre-refunded 5/01/12)
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	2,044,035
	Services Inc., Series 2003A, 5.125%, 8/15/33

3,100	Total Wisconsin			3,177,765

$ 760,910	Total Long-Term Investments (cost $648,124,287) – 151.7%			693,458,193

	Short-Term Investments – 0.3% (0.2% of Total Investments)
$ 1,200	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue		VMIG-1	1,200,000
	Bonds, Variable Rate Demand Obligations, Fiscal Series 1994C, 3.640%, 6/15/23 – FGIC
	Insured (5)

	Total Short-Term Investments (cost $1,200,000)			1,200,000

	Total Investments (cost $649,324,287) – 151.9%			694,658,193

	Floating Rate Obligations – (5.1)%			23,365,000

	Other Assets Less Liabilities – 1.8%			7,887,520

	Preferred Shares, at Liquidation Value – (48.6)%			(222,000,000)

	Net Assets Applicable to Common Shares – 100%			$457,180,713

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At July 31, 2007, the cost of investments was $627,451,944.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$47,633,533
Depreciation	(3,783,827)

Net unrealized appreciation (depreciation) of investments	$43,849,706

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.